CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 177,457		$ 32,433	$ 32,790		$ 39,240	$ 33,912
Trade accounts receivable, net	64,151		46,513			30,854
Income taxes receivable	672		14			65
Deferred contract costs, current	8,528		5,553			2,526
Prepaid expenses	16,565		10,935			6,682
Other current assets	764		3,133			922
Total current assets	268,137		98,581			80,289
Equipment and leasehold improvements, net	10,934		12,477			9,228
Goodwill	539,818	$ 539,818	539,818	539,818	$ 529,145	501,145	499,892
Other intangible assets, net	210,120		235,099			252,171
Deferred contract costs, noncurrent	23,433		16,234			8,461
Other assets	2,842		2,599			2,090
Total assets	1,055,284		904,808			853,384
Current liabilities:
Accounts payable	6,672		3,684			2,343
Accrued liabilities	21,521		26,927			18,809
Income taxes payable	1,294		819			147
Deferred revenues	151,532		120,089			86,220
Total current liabilities	181,019		151,519			107,519
Deferred revenues, noncurrent	36,706		20,621			14,442
Deferred tax liability	12,774		18,133			26,384
Debt			201,319			171,749
Other liabilities	9,399		9,338			196
Total liabilities	239,898		400,930			320,290
Stockholders' equity:
Common stock, $0.001 par value, 132,000,000 shares authorized, 102,843,612 and 102,649,701 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	117		103			103
Additional paid-in capital	894,056		568,756			565,372
Accumulated deficit	(78,787)		(64,981)			(32,381)
Total stockholders' equity	815,386	$ 496,843	503,878	$ 514,381	$ 518,289	533,094	$ 565,265
Total liabilities and stockholders' equity	$ 1,055,284		$ 904,808			$ 853,384